Document and Entity Information	Apr. 24, 2024
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 24, 2024
Entity Registrant Name	Navient Corporation
Entity Incorporation State Country Code	DE
Entity File Number	001-36228
Entity Tax Identification Number	46-4054283
Entity Address Address Line 1	13865 Sunrise Valley Drive
Entity Address City Or Town	Herndon
Entity Address State Or Province	VA
Entity Address Postal Zip Code	20171
City Area Code	703
Local Phone Number	810-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On April 24, 2024, Navient Corporation (the “Company”) furnished a Current Report on Form 8-K (the “Original Form 8-K”) that included, as Exhibit 99.2, a press release announcing its financial results for the quarter ended March 31, 2024 (the “Original Exhibit 99.2”). The Original Exhibit 99.2 incorrectly stated on page 2 that, for 4Q23, the “Greater than 30-days delinquency rate”, the “Greater than 90-days delinquency rate” and the “Forbearance rate” in the Federal Education Loans—Financial Results and Key Performance Metrics table was 15.0%, 8.7% and 15.8%, respectively; the corrected press release attached as Exhibit 99.2 to this Amendment reflects the correct “Greater than 30-days delinquency rate”, “Greater than 90-days delinquency rate” and “Forbearance rate” of 13.9%, 7.5% and 16.8%, respectively.A copy of the corrected press release is furnished as Exhibit 99.2 to this report. The information contained herein, including Exhibit 99.2 hereto, shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended, nor shall it be deemed incorporated by reference in any filing under the Securities Act of 1933, as amended, except as expressly set forth by specific reference in such filing.
Entity Central Index Key	0001593538
Common Stock Par Value Point Zero One Per Share [Member]
Document Information [Line Items]
Security 12b Title	Common stock, par value $.01 per share
Trading Symbol	NAVI
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Document Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Senior Notes Due December Fifteen Two Thousand Forty Three [Member]
Document Information [Line Items]
Security 12b Title	6% Senior Notes due December 15, 2043
Trading Symbol	JSM
Security Exchange Name	NASDAQ